PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Depreciation, Depletion and Amortization	$ 30,073	$ 20,666	$ 115,454	$ 64,738